22. Contracts, acquisitions and agreements	12 Months Ended
Dec. 31, 2020
Contracts Acquisitions And Agreements
Contracts, acquisitions and agreements
22.1.	Maintenance and service contracts

The Group entered into long-term service agreements executed with leading global companies in the construction and maintenance of thermal generation plants, such as (i) General Electric, which is in charge of the maintenance of the Puerto Combined Cycle plant, and part of the Mendoza based units, and (ii) Siemens, which is in charge of the maintenance of the combined cycle unit based in Mendoza site.

Under long-term service agreements, suppliers provide materials, spare parts, labor and on-site engineering guidance in connection with scheduled maintenance activities, in accordance with the applicable technical recommendations.

22.2.	Agreement for supplying electricity and steam to YPF

As from January 1999 and for a 20-year term, our Luján de Cuyo plant supplies 150 tons per hour of steam to YPF’s refinery in Luján de Cuyo under a steam supply agreement. Under this agreement YPF supplies the Luján de Cuyo plant with the fuel and water needed for operation of the plant.

On February 8, 2018, we signed an agreement to extend the aforementioned agreement with YPF for a period of up to 24 months or up to the start of commercial operation of the new Luján de Cuyo co-generation unit, which is described in Note 22.7, whatever occurs first. This way, this agreement was valid up to September 24, 2019 since the new cogeneration commenced supplying steam to YPF on September 25, 2019, the new steam agreement entering into force on October 5, 2019.

22.3.	Acquisition of Siemens gas turbine

On December 18, 2014, the Company acquired from Siemens a gas turbine for electric power generation composed by a turbine and a generator with 286 MW output power, and the proper ancillary equipment and maintenance and assistance services. This equipment will be used in the cogeneration project called "Terminal 6 San Lorenzo", which is described in Note 22.7.

22.4.	Acquisition of General Electric gas turbine

On March 13th, 2015, the Company acquired a gas turbine from General Electric and hired their specialized technical support services. The unit is a gas turbine with 373 MW output power.

22.5.	Acquisition of two Siemens gas turbines

On May 27th, 2016, the Company acquired from Siemens two gas turbines for electric power generation composed by a turbine and a generator with 298 MW output power, and the proper ancillary equipment and maintenance and assistance services.

As of December 31, 2020, these assets were classified under the item “Property, plant and equipment available for sale” since the conditions described in Note 2.2.19 were fulfilled as of that date.

22.6.	Renewable Energy generation farms

During 2018, the wind farms belonging to CP La Castellana S.A.U. and CP Achiras S.A.U. (CPR subsidiaries) were commissioned, with a capacity of 100.8 MW and 48 MW, respectively.

Likewise, on July 17, 2019 the wind form “La Castellana II” belonging to CPR Energy Solutions S.A.U. (a CPR subsidiary) was commissioned, with a capacity of 14.4 MW, which was extended to 15.2 MW on February 21, 2020. Also, on September 14, 2019 the wind farm belonging to the subsidiary Vientos La Genoveva II S.A.U. was commissioned, with a capacity of 41.8 MW. Finally, on December 7, 2019 the wind form belonging to CP Manque S.A.U. (a CPR subsidiary) was commissioned, with a capacity of 38 MW being the total projected capacity of 57 MW; then, on January 23, 2020 the commissioned capacity was extended to 53.2 MW; and finally, on March 3, 2020 the remaining capacity was commissioned completing the total 57 MW.

During February 2020 the wind form belonging to CP Los Olivos S.A.U. (a CPR subsidiary) was commissioned, with a capacity of 22.8 MW.

On September 11, 2020, the partial authorization for the commercial operation of 12 out of 21 wind turbines that form the wind farm La Genoveva, with a maximum 50.4 MW power, was granted. Afterwards, on October 30, 2020, 8 wind turbines were authorized for commercial operation, reaching an 84 MW power. Finally, on December 21, 2020, the commercial authorization for the total capacity of the farm (88.2 MW) was granted, starting the energy supply under the agreement entered into with CAMMESA, which is described in the following paragraph.

In 2017 the Group entered into power purchase agreements with CAMMESA for La Castellana and Achiras wind farms for a 20-year term as from the launch of the commercial operations. Likewise, during 2018 the Group entered into a power purchase agreement with CAMMESA for La Genoveva wind farm for a 20-year term as from the launch of the commercial operations at full capacity.

Regarding wind farm La Castellana II, the Group entered into supply agreements with Rayen Cura S.A.I.C. for a 7-year term and approximately 35,000 MWh/year volume, with Metrive S.A. for a 15-year term and 12,000 MWh/year volume, with N. Ferraris for a 10-year term and 6,500 MWh/year volume and with Banco de Galicia y Buenos Aires S.A. for a 10-year term to supply energy demand for approximately 4,700 MWh/year.

Regarding wind farm La Genoveva II, the Group entered into supply agreements with Aguas y Saneamiento S.A. (AYSA) for a 10-year term from the beginning of operations date of the wind farm and approximately 87.6 GWh/year volume, with PBB Polisur S.R.L. (Dow Chemical) for a term of 6 years and an estimated volume of 80 GWh/year, with Farm Frites for a 5-year term and 9.5 GWh/year volume and with BBVA for a 5-year term and 6 GWh/year volume.

Regarding wind farm Manque, the Group entered into a power purchase agreement with Cervecería y Maltería Quilmes SAICAyG (“Quilmes”) for the wind farm Manque for a 20-year term as from the launch of the commercial operations and for an estimated volume of 230 GWh per year.

Regarding the wind farm Los Olivos, the Group entered into power purchase agreements with S.A. San Miguel A.G.I.C.I. y F., Minera Alumbrera Limited and SCANIA Argentina S.A.U. for a 10-year term as from the launch of commercial operations, to supply them 8.7 GWh/year, 27.4 GWh/year and 20.2 GWh/year, respectively.

Acquisition and operation of wind turbines

The Group has entered into agreements with Nordex Windpower S.A. for the operation and maintenance of Achiras and La Castellana wind farms for a 10-year term.

Moreover, the Group has entered into agreements with Vestas Argentina S.A. for the operation and maintenance of La Genoveva I, La Genoveva II, La Castellana II, Manque and Los Olivos wind farms for a 5-year term.

22.7.	Awarding of co-generation projects

On September 25, 2017, the Company was awarded through Resolution SEE 820/2017 with two co-generation projects called “Terminal 6 San Lorenzo” with a capacity of 330 MW and Luján de Cuyo (within our Luján de Cuyo plant) with a capacity of 93 MW.

On January 4, 2018, the Company entered into power purchase agreements with CAMMESA for each of the mentioned projects for a 15-year term as from the launch of commercial operations.

On December 15, 2017, we executed a new steam supply contract with YPF for a 15-year term that began when the new co-generation unit at our Luján de Cuyo plant started operations.

Also, on December 27, 2017, we entered into a steam supply agreement with T6 Industrial S.A. for the new co-generation unit at our Terminal 6 San Lorenzo plant for a 15 year-term.

On October 5, 2019, the commercial operation of the new cogeneration unit Luján de Cuyo started. On November 21, 2020, the open cycle commercial operation of cogeneration unit Terminal 6 San Lorenzo started with an authorized power of 269.5 MW.

22.8.	Sale of the La Plata plant

On December 20, 2017, YPF EE, an YPF S.A. subsidiary, accepted the Company´s offer to sell the La Plata plant, for a total sum of USD 31.5 million, subject to closing customary conditions. On February 8, 2018, after the conditions were met, the plant was transferred to YPF EE effective as of January 5, 2018. Consequently, during fiscal year ending December 31, 2018 the Company has booked an income, before income tax, from discontinued operations for 722,397, due to the sale of the mentioned plant.

22.9.	Purchase of natural gas for generation

As accepted under Regulation SGE No. 70/2018 described in Note 1.2.d), the Company reinstated its activities towards purchasing natural gas as from late November 2018, in order to supply its generation stations. As from December 2018, all natural gas used by the Company was purchased to producers and distributors directly, as well as the transported associated to those consumptions. The Company’s main natural gas providers were YPF, Tecpetrol, Total, Metroenergía and Pluspetrol, among others.

As from December 30, 2020, as stated in Note 1.2.d), the Ministry of Productive Development decided to centralize the purchase of fuel to generate electrical energy through CAMMESA, repealing Resolution No. 70/2018 of the former Secretariat of Energy. The scope of this new measure is for the WEM generation units that commercialize their energy and power in the spot market.

22.10.	Acquisition of Thermal Station Brigadier López

In the context of a local and foreign public tender called by Integración Energética Argentina S.A. (“IEASA”), which has been awarded to the Company, on June 14, 2019 the transfer agreement of the production unit that is part of Brigadier López Thermal Station and of the premises on which the Station is located, was signed, including: a) production unit for the Station, which includes personal property, recordable personal property, facilities, machines, tools, spare parts, and other assets used for the Station operation and use; b) IEASA’s contractual position in executed contracts (including turbogas and turbosteam supplying contracts with CAMMESA and the financial trust agreement signed by IEASA as trustor, among others); c) permits and authorizations in effect related to the Station operation; and d) the labor relationship with the transferred employees.

The Station currently has a Siemens gas turbine of 280.5 MW. According to the tender specifications and conditions, it is expected to supplement the gas turbine with a boiler and a steam turbine to reach the closing of the combined cycle, which will generate 420 MW in total.

The cycle closing works’ finishing is pending.

The amount paid on June 14, 2019 amounted to USD 165,432,500, formed by a cash amount of USD 155,332,500, plus an amount of USD 10,100,000 settled through the assignment of LVFVD to IEASA.